UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22877

Nuveen All Cap Energy MLP Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	November 30
Date of reporting period:	February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen All Cap Energy MLP Opportunities Fund
February 28, 2015 (Unaudited)

Shares/Units	Description (1)			Value
	LONG-TERM INVESTMENTS – 135.4% (99.7% of Total Investments)
	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES – 125.9% (92.7% of Total Investments)
	Energy Equipment & Services - 8.3% (6.1% of Total Investments)
109,262	CSI Compressco LP			1,876,029
557,682	Exterran Partners LP			13,060,912
159,000	Seadrill Partners, LLC, (2)			2,434,290
11,505	Transocean Partners LLC, (2)			157,503
	Total Energy Equipment & Services			17,528,734
	Gas Utilities - 4.9% (3.6% of Total Investments)
186,670	AmeriGas Partners LP			9,189,764
25,000	Suburban Propane Partners LP			1,103,500
	Total Gas Utilities			10,293,264
	Oil, Gas & Consumable Fuels - 112.7% (83.0% of Total Investments)
30,595	Alliance Holdings GP LP			1,607,767
11,876	Alliance Resource Partners LP			469,696
452,973	American Midstream Partners LP			8,302,995
374,902	Arc Logisitics Partners LP			6,935,687
480,736	Atlas Pipeline Partners LP			12,802,000
30,080	CONE Midstream Partners LP			657,850
448,300	Crestwood Equity Partners LP			2,842,222
1,069,671	Crestwood Midstream Partners LP			16,023,672
313,838	DCP Midstream Partners LP			12,490,752
109,160	Delek Logistics Partners LP			4,560,705
408,740	Enable Midstream Partners LP			7,357,320
147,611	Enbridge Energy Partners LP			5,784,875
331,247	Energy Transfer Equity LP			21,156,746
310,000	EnLink Midstream Partners LP			8,326,600
31,765	EQT Midstream Partners LP			2,643,483
614,022	EV Energy Partners LP			9,308,574
142,300	Genesis Energy LP			6,545,800
98,850	Global Partners LP			3,929,288
166,085	Golar LNG Partners LP, (2)			4,336,479
327,000	Holly Energy Partners LP			10,872,750
190,700	JP Energy Partners LP			2,770,871
122,520	KNOT Offshore Partners LP, (2)			2,750,574
96,900	Marlin Midstream Partners LP			2,045,559
141,485	Navios Maritime Midstream Partners LP			2,028,895
403,050	NGL Energy Partners LP			12,301,086
30,000	NuStar Energy L.P			1,891,200
18,085	PBF Logistics LP			441,997
65,890	Rose Rock Midstream LP			3,055,978
324,016	Southcross Energy Partners LP			4,105,283
219,200	Summit Midstream Partners LP			7,906,544
59,120	Sunoco LP			3,049,410
97,483	TC PipeLines LP			6,431,928
738,000	Teekay Offshore Partners LP			16,191,720
201,685	Tesoro Logistics LP			11,580,753
114,988	TransMontaigne Partners LP			4,092,423
238,202	USD Partners LP			3,146,648
70,515	VTTI Energy Partners LP, (2)			1,823,518
303,385	World Point Terminals LP			6,061,632
	Total Oil, Gas & Consumable Fuels			238,631,280
	Total Master Limited Partnerships & MLP Affiliates (cost $284,974,743)			266,453,278
Shares	Description (1)			Value
	COMMON STOCKS - 9.5% (7.0% of Total Investments)
	Oil, Gas & Consumable Fuels - 9.5% (7.0% of Total Investments)
223,183	Enbridge Energy Management LLC, (3)			$ 8,320,262
287,048	Kinder Morgan Inc, (2)			11,771,839
	Total Oil, Gas & Consumable Fuels			20,092,101
	Total Common Stocks (cost $18,193,553)			20,092,101
	Total Long-Term Investments (cost $303,168,296)			286,545,379

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.4% (0.3% of Total Investments)
$ 937	Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/27/15, repurchase price $937,079, collateralized by $710,000 U.S. Treasury Notes, 4.500%, due 8/15/39, value $960,275	0.000%	3/02/15	$ 937,079
	Total Short-Term Investments (cost $937,079)			937,079
	Total Investments (cost $304,105,375) – 135.8%			287,482,458
	Borrowings – (34.9)% (4), (5)			(74,000,000)
	Deferred Tax Liability, net – (0.8)%			(1,517,999)
	Other Assets Less Liabilities – (0.1)%			(225,274)
	Net Assets – 100%			$ 211,739,185

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Master Limited Partnerships & MLP Affiliates	$ 266,453,278	$ –	$ –	$ 266,453,278
Common Stocks	20,092,101	–	–	20,092,101
Short-Term Investments:
Repurchase Agreements	–	937,079	–	937,079
Total	$ 286,545,379	$ 937,079	$ –	$ 287,482,458
Income Tax Information
The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.
As of February 28, 2015, the cost of investments was $304,105,375.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation				$ 20,118,568
Depreciation				(36,741,485)

Net unrealized appreciation (depreciation) of investments				$ (16,622,917)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Distributions designated as ordinary income which is recognized as “Dividend income” on the Statement of Operations.
(3)	Distributions are paid in kind.
(4)	Borrowings as a percentage of Total Investments is 25.7%.
(5)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $195,164,477 have been pledged as collateral for Borrowings.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen All Cap Energy MLP Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2015